VIRTUS Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.7%
Communication Services—3.8%
Cogent Communications Holdings, Inc.	117,500	$ 8,324
Interpublic Group of Cos., Inc. (The)	130,568	4,788
Scholastic Corp.	152,100	5,422
		18,534

Consumer Discretionary—5.7%
Carter’s, Inc.	67,900	6,603
Gentex Corp.	163,603	5,396
Penske Automotive Group, Inc.	35,570	3,578
Steven Madden Ltd.	63,800	2,562
Tempur Sealy International, Inc.	99,909	4,637
Wyndham Hotels & Resorts, Inc.	67,900	5,241
		28,017

Consumer Staples—5.7%
Calavo Growers, Inc.	143,408	5,484
Casey’s General Stores, Inc.	26,100	4,918
Edgewell Personal Care Co.	168,600	6,120
Energizer Holdings, Inc.	229,114	8,947
Reynolds Consumer Products, Inc.	90,808	2,483
		27,952

Energy—5.2%
Ovintiv, Inc.	578,900	19,034
World Fuel Services Corp.	200,200	6,731
		25,765

Financials—28.7%
American Financial Group, Inc.	37,600	4,731
Ameris Bancorp	95,783	4,969
AMERISAFE, Inc.	46,135	2,591
Bank of Hawaii Corp.	63,878	5,249
Cathay General Bancorp	148,992	6,167
Evercore, Inc. Class A	121,001	16,174
First Citizens BancShares, Inc. Class A	22,558	19,020
First Hawaiian, Inc.	264,150	7,753
First Interstate BancSystem, Inc. Class A	193,337	7,784
Horace Mann Educators Corp.	124,156	4,940
Jefferies Financial Group, Inc.	451,562	16,766
	Shares	Value

Financials—continued
Kemper Corp.	231,749	$ 15,479
Lazard, Ltd. Class A	164,300	7,525
SLM Corp.	831,092	14,627
SouthState Corp.	8,953	669
Western Alliance Bancorp	25,200	2,742
Zions Bancorp NA	65,284	4,040
		141,226

Health Care—5.3%
Bruker Corp.	41,557	3,246
Owens & Minor, Inc.	382,645	11,973
Patterson Cos., Inc.	364,300	10,980
		26,199

Industrials—19.5%
Air Lease Corp. Class A	126,800	4,988
Barnes Group, Inc.	138,785	5,791
EMCOR Group, Inc.	113,676	13,116
EnerSys	127,167	9,466
EnPro Industries, Inc.	41,575	3,622
Herman Miller, Inc.	165,800	6,244
ITT, Inc.	57,700	4,953
KBR, Inc.	159,000	6,265
ManpowerGroup, Inc.	48,100	5,208
nVent Electric plc	352,300	11,390
Ritchie Bros. Auctioneers, Inc.	100,400	6,191
Stantec, Inc.	311,581	14,626
Tennant Co.	26,144	1,933
Vertiv Holdings Co.	100,400	2,419
		96,212

Information Technology—13.3%
Brooks Automation, Inc.	156,200	15,987
Dolby Laboratories, Inc. Class A	45,301	3,986
Littelfuse, Inc.	32,221	8,805
MKS Instruments, Inc.	64,360	9,713
National Instruments Corp.	163,722	6,423
Power Integrations, Inc.	208,911	20,680
		65,594

Materials—9.7%
AptarGroup, Inc.	145,906	17,414
Ashland Global Holdings, Inc.	132,148	11,777
Minerals Technologies, Inc.	88,200	6,160
RPM International, Inc.	158,100	12,276
		47,627

	Shares	Value

Real Estate—2.8%
Alexander & Baldwin, Inc.	63,900	$ 1,498
Americold Realty Trust	80,900	2,350
Lamar Advertising Co. Class A	43,600	4,947
Physicians Realty Trust	271,746	4,788
		13,583

Total Common Stocks (Identified Cost $391,250)		490,709

Total Long-Term Investments—99.7% (Identified Cost $391,250)		490,709

Short-Term Investment—0.2%
Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(1)	1,114,970	1,115
Total Short-Term Investment (Identified Cost $1,115)		1,115

TOTAL INVESTMENTS—99.9% (Identified Cost $392,365)		$491,824
Other assets and liabilities, net—0.1%		353
NET ASSETS—100.0%		$492,177

Abbreviation:
NA	National Association

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	94%
Canada	4
Bermuda	2
Total	100%
† % of total investments as of September 30, 2021.
See Notes to Schedule of Investments

VIRTUS Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$490,709	$490,709
Money Market Mutual Fund	1,115	1,115
Total Investments	$491,824	$491,824
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Schedule of Investments

VIRTUS CEREDEX SMALL-CAP VALUE EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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